Financial Risk Management - Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Derivatives, liabilities	[1]	₩ 32,965	₩ 2,331
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities effective for cash flow hedging			13,400
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments		96,064	48,805
Convertible securities		1,797	2,758
Derivatives		230,080	65,612
Financial assets effective for cash flow hedging			905
Debt instruments			48
Derivatives, liabilities		₩ 47,408	10,925
Convertible bonds			1,015,760
Financial liabilities effective for cash flow hedging			₩ 13,400
Fair values [member] | Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Discounted cash flow, etc.	Discounted cash flow, etc.
Input, assets		Discount rate and estimated cash flow, etc.	Discount rate and estimated cash flow, etc.
Fair values [member] | Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Blended discount model and binominal option pricing model	Blended discount model and binominal option pricing model
Input, assets		Discount rate, stock price and volatility	Discount rate, stock price and volatility
Fair values [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Discounted cash flow	Discounted cash flow
Valuation technique, liabilities		Discounted cash flow	Discounted cash flow
Input, assets		Discount rate and exchange rate	Discount rate and exchange rate
Input, liabilities		Discount rate and exchange rate	Discount rate and exchange rate
Financial liabilities effective for cash flow hedging			₩ 13,400
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instruments			48
Convertible bonds			1,015,760
Fair values [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives		₩ 230,080	65,612
Financial assets effective for cash flow hedging			905
Derivatives, liabilities		47,408	10,925
Financial liabilities effective for cash flow hedging			13,400
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments		96,064	48,805
Convertible securities		₩ 1,797	₩ 2,758

[1]

(*1) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.